Financial Risks - Summary of Sensitivity Analysis of Fair Value Measurement To Changes in Unobservable Inputs, Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Impact on income before income taxes	¥ (104,706)	¥ (49,799)
Impact on other comprehensive income, before tax effect	¥ (235,959)	¥ (221,420)